Shareholder Fees - VIPFundsManagerFunds-InvestorComboPRO	Apr. 29, 2024 USD ($)
VIPFundsManagerFunds-InvestorComboPRO | VIP FundsManager 20% Portfolio
Shareholder Fees:
(fees paid directly from your investment)